Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories Net

	December 31,
	2011	2010
New vehicles	$1,051,120	$988,651
Used vehicles	441,655	354,902
Parts, accessories and other	79,793	73,014

Total inventories	$1,572,568	$1,416,567